Leases - Information related to lease payments and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Lease interest	$ 132	$ 90	$ 93
Current leases, presented within current Finance debt	1,279	1,258
Noncurrent Leases	2,291	2,409
Lease liabilities [Member]
Lease liabilities [abstract]
Liabilities arising from financing activities, beginning balance	3,667	3,562
New leases, Including remeasurements and cancelations	1,379	1,644
Gross lease payments	(1,590)	(1,484)
Lease interest	138	95
Lease repayments	(1,451)	(1,389)
Foreign currency translation effects	(25)	(149)
Liabilities arising from financing activities, ending balance	$ 3,570	$ 3,667	$ 3,562